Schedule of inventories, net (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)
Inventory Disclosure [Abstract]
Finished goods		¥ 77,189	¥ 62,254
Work in process		83,201	120,190
Raw materials		18,340	26,684
Inventories, gross		178,730	209,128
Less: inventory provision		(144,907)	(156,977)
Inventories, net	$ 4,985	¥ 33,823	¥ 52,151